Convertible notes payable - Fair value, net derivative liability, unobservable input reconciliation (Details)	Jun. 30, 2026
Bond Yields
Warrant liabilities
Derivative liability, measurement input	0.2256
Probability Of Triggering Events
Warrant liabilities
Derivative liability, measurement input	0.0161